Securities Available for Sale, Other-Than-Temporary Impairment (OTTI), Included in Earnings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Securities available for sale	$ 256	$ 541	$ 692
Nonmarketable equity investments	160	170	248
Total OTTI write-downs included in earnings	416	711	940
Debt Securities [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Securities available for sale	240	423	672
US States and Political Subdivisions [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Securities available for sale	16	2	16
Residential [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Securities available for sale	84	252	175
Commercial [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Securities available for sale	86	101	120
Federal agencies [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Securities available for sale	0	0	267
Corporate debt securities [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Securities available for sale	11	3	10
Collateralized debt obligations [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Securities available for sale	1	1	15
Other Debt Securities [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Securities available for sale	42	64	69
Equity Securities [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Securities available for sale	16	118	20
Perpetual preferred securities [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Securities available for sale	12	96	15
Other equity securities [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Securities available for sale	$ 4	$ 22	$ 5